Subsequent events	9 Months Ended
Sep. 30, 2020
Subsequent events [Abstract]
Subsequent events
Note 11 – Subsequent events
On November 2, 2020, the Board approved a dividend of $0.20 per common share related to the third quarter 2020 to be paid on November 25, 2020 for shareholders of record as of November 18, 2020.